Condensed Consolidated Balance Sheets - USD ($) $ in Millions		Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Investment properties		$ 85,201	$ 82,915
Equity accounted investments		18,887	19,435
Property, plant and equipment		10,405	11,085
Goodwill		1,419	1,450
Intangible assets		1,041	1,054
Other non-current assets		6,165	6,170
Loans and notes receivable		457	427
Total non-current assets		123,575	122,536
Current assets
Loans and notes receivable		1,206	1,365
Accounts receivable and other		2,844	3,483
Cash and cash equivalents		2,401	2,341
Total current assets		6,451	7,189
Assets held for sale		2,599	1,852
Total assets		132,625	131,577
Non-current liabilities
Debt obligations	[1]	52,686	53,393
Capital securities		2,330	2,040
Other non-current liabilities		2,405	2,188
Deferred tax liabilities		3,263	3,457
Total non-current liabilities		60,684	61,078
Current liabilities
Debt obligations	[1]	15,895	15,319
Capital securities		749	795
Accounts payable and other liabilities		6,627	5,741
Total current liabilities		23,271	21,855
Liabilities associated with assets held for sale		169	57
Total liabilities		84,124	82,990
Equity
Limited partners		7,985	8,084
General partner		4	4
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units		14,266	14,447
FV LTIP units of the Operating Partnership		13	21
Interests of others in operating subsidiaries and properties		25,534	25,332
Total equity		48,501	48,587
Total liabilities and equity		132,625	131,577
Preference shares
Equity
Preferred equity		$ 699	$ 699

[1]	The partnership adopted the IAS 1 Amendments as of January 1, 2024. The comparative information has been restated. See Note 2, Summary of Material Accounting Policy Information for further information.